INSURANCE AND REINSURANCE RESULT, Contracts Measured under BBA and VFA (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amounts related to changes in liabilities for the remaining coverage [Abstract]
Change in risk adjustment for non-financial risk	S/ (20,039)	S/ (22,759)
Contracts Measured Under BBA and VFA [Member]
Amounts related to changes in liabilities for the remaining coverage [Abstract]
CSM recognized for services provided	125,610	128,639	S/ 131,588
Change in risk adjustment for non-financial risk	9,907	12,357	15,982
Expenses for insurance services and expected claims occurred	61,933	81,995	65,329
Cash recovery for the purchase of insurance	7,128	3,134	(1,576)
Contracts measured under BBA and VFA	S/ 204,578	S/ 226,125	S/ 211,323